UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Abigail P. Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Actual	.45%	$ 1,000.00	$ 1,007.80	$ 2.25
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2011
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	20.3	24.9
1 - 1.99%	43.1	33.1
2 - 2.99%	17.3	20.4
3 - 3.99%	3.8	16.3
4 - 4.99%	2.7	1.6
5% and over	2.8	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2011
6 months ago
Years	3.2	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2011
6 months ago
Years	2.4	2.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of May 31, 2011*		As of November 30, 2010**
	Mortgage Securities 4.9%		Mortgage Securities 9.1%
	CMOs and Other Mortgage Related Securities 6.1%		CMOs and Other Mortgage Related Securities 8.7%
	U.S. Treasury Obligations 66.5%		U.S. Treasury Obligations 66.8%
	U.S. Government Agency Obligations† 18.5%		U.S. Government Agency Obligations† 19.0%
	Short-Term Investments and Net Other Assets 4.0%		Short-Term Investments and Net Other Assets†† (3.6)%
* Futures and Swaps	6.7%	** Futures and Swaps	1.6%

† Includes FDIC Guaranteed Corporate Securities and NCUA Guaranteed Notes.

†† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 85.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 7.1%
Fannie Mae:
0.375% 12/28/12	$ 4,090,000	$ 4,091,558
1.125% 6/27/14	1,538,000	1,545,744
1.25% 8/20/13	2,500,000	2,534,135
1.25% 2/27/14	572,000	578,436
Federal Home Loan Bank:
0.875% 8/22/12	2,390,000	2,406,324
0.875% 12/27/13	350,000	350,805
1.875% 6/21/13	10,650,000	10,944,260
Freddie Mac:
0.375% 11/30/12	3,252,000	3,252,202
1.375% 2/25/14	5,967,000	6,048,784
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	689,015	706,468
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	326,922	349,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		32,807,816
U.S. Treasury Obligations - 66.5%
U.S. Treasury Notes:
0.5% 5/31/13	65,644,000	65,690,148
1% 4/30/12	8,848,000	8,911,263
1% 5/15/14 (b)	67,825,000	68,275,359
1.25% 8/31/15	12,000,000	11,953,128
1.25% 10/31/15	5,500,000	5,458,321
1.375% 4/15/12	5,350,000	5,404,543
1.375% 2/15/13	19,439,000	19,769,307
1.75% 5/31/16	38,407,000	38,521,069
1.875% 6/30/15	8,900,000	9,116,243
2.125% 5/31/15	16,188,000	16,754,580
2.375% 8/31/14	11,687,000	12,239,398
2.375% 9/30/14	11,425,000	11,966,796
2.375% 10/31/14	7,948,000	8,323,050
2.625% 7/31/14	7,703,000	8,129,068
3.375% 6/30/13	10,561,000	11,197,131
4.75% 5/31/12 (d)	4,500,000	4,702,325
TOTAL U.S. TREASURY OBLIGATIONS		306,411,729
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 11.4%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (c)	$ 577,000	$ 586,730
3.125% 6/15/12 (FDIC Guaranteed) (c)	161,000	165,702
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (c)	2,000,000	2,041,922
1.875% 5/7/12 (FDIC Guaranteed) (c)	12,500,000	12,690,238
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (c)	1,600,000	1,633,536
2% 3/30/12 (FDIC Guaranteed) (c)	5,000,000	5,077,095
2.125% 7/12/12 (FDIC Guaranteed) (c)	934,000	953,086
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (c)	4,000,000	4,090,056
2.625% 12/28/12 (FDIC Guaranteed) (c)	1,702,000	1,761,493
3% 12/9/11 (FDIC Guaranteed) (c)	420,000	426,227
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (c)	6,000,000	6,119,436
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	162,000	166,889
JPMorgan Chase & Co.:
2.125% 12/26/12 (FDIC Guaranteed) (c)	7,000,000	7,189,525
2.2% 6/15/12 (FDIC Guaranteed) (c)	2,570,000	2,617,866
3.125% 12/1/11 (FDIC Guaranteed) (c)	70,000	71,039
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5855% 12/7/20 (NCUA Guaranteed) (e)	1,073,207	1,076,233
Series 2010-R2 Class 1A, 0.6099% 11/6/17 (NCUA Guaranteed) (e)	1,797,556	1,798,118
Series 2011-C1 Class 1A, 0.5405% 2/28/20 (NCUA Guaranteed) (e)	1,573,975	1,573,975
Series 2011-R1 Class 1A, 0.6899% 1/8/20 (NCUA Guaranteed) (e)	1,633,629	1,635,671
Series 2011-R4 Class 1A, 0.6199% 3/6/20 (NCUA Guaranteed) (e)	1,040,073	1,040,398
TOTAL OTHER GOVERNMENT RELATED		52,715,235
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $386,765,455)		391,934,780
U.S. Government Agency - Mortgage Securities - 4.9%
	Principal Amount	Value
Fannie Mae - 2.6%
2.01% 2/1/33 (e)	$ 18,901	$ 19,584
2.035% 3/1/35 (e)	17,687	18,388
2.042% 12/1/34 (e)	21,803	22,721
2.045% 4/1/33 (e)	200,359	208,710
2.053% 10/1/33 (e)	18,741	19,586
2.065% 7/1/35 (e)	8,639	9,019
2.175% 3/1/35 (e)	3,483	3,656
2.277% 11/1/33 (e)	41,025	42,589
2.437% 2/1/34 (e)	115,496	120,604
2.457% 3/1/35 (e)	10,817	11,333
2.462% 7/1/36 (e)	76,929	80,290
2.481% 10/1/35 (e)	22,899	23,660
2.503% 2/1/36 (e)	32,340	33,952
2.534% 7/1/34 (e)	10,561	10,947
2.534% 1/1/35 (e)	89,340	92,942
2.542% 7/1/35 (e)	22,812	23,872
2.554% 10/1/33 (e)	18,504	19,434
2.558% 3/1/33 (e)	44,667	46,579
2.576% 6/1/47 (e)	44,817	46,911
2.589% 6/1/36 (e)	11,766	12,282
2.593% 2/1/37 (e)	179,604	188,055
2.62% 11/1/36 (e)	101,855	106,807
2.632% 4/1/36 (e)	151,094	158,675
2.642% 7/1/35 (e)	104,603	110,036
2.678% 12/1/32 (e)	67,068	70,416
2.837% 9/1/36 (e)	48,928	51,223
3.139% 8/1/35 (e)	225,902	239,957
3.472% 3/1/40 (e)	1,043,354	1,095,190
3.5% 12/1/25	239,878	244,867
3.692% 5/1/40 (e)	576,780	607,978
3.697% 5/1/40 (e)	689,239	726,738
3.744% 1/1/40 (e)	542,404	572,438
3.793% 6/1/40 (e)	605,898	639,364
3.863% 4/1/40 (e)	705,871	745,508
3.972% 11/1/39 (e)	524,565	555,879
4% 9/1/13	52,842	55,118
4% 1/1/40 (e)	337,475	357,614
4.01% 2/1/40 (e)	686,322	726,168
4.102% 1/1/40 (e)	500,813	531,493
5% 2/1/16	13,163	13,913
5.5% 10/1/20 to 4/1/21	1,770,272	1,924,255
5.639% 5/1/36 (e)	24,848	26,116
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.817% 12/1/32 (e)	$ 766,536	$ 817,200
5.963% 3/1/37 (e)	27,841	29,964
6% 6/1/16 to 10/1/16	32,548	35,340
6.5% 6/1/15 to 5/1/27	183,741	202,830
7% 6/1/12 to 11/1/14	48,010	50,520
9% 2/1/13 to 2/1/20	59,799	67,181
9.5% 11/1/21	271	307
10.5% 8/1/20	11,282	13,584
11.5% 7/15/19	28,984	33,210
12% 4/1/15	7,833	8,968
12.5% 3/1/16	646	735
		11,874,706
Freddie Mac - 2.2%
1.945% 3/1/35 (e)	50,173	51,780
2.075% 3/1/37 (e)	10,934	11,274
2.162% 5/1/37 (e)	30,129	31,377
2.165% 7/1/35 (e)	416,187	431,089
2.378% 6/1/33 (e)	98,866	102,850
2.482% 11/1/35 (e)	82,305	85,741
2.487% 10/1/35 (e)	108,513	113,436
2.489% 1/1/36 (e)	96,117	100,927
2.508% 12/1/36 (e)	330,409	345,113
2.51% 12/1/33 (e)	208,836	218,671
2.51% 5/1/37 (e)	308,769	324,899
2.51% 5/1/37 (e)	174,693	183,036
2.54% 6/1/37 (e)	95,127	100,197
2.556% 4/1/37 (e)	35,138	36,824
2.596% 4/1/34 (e)	375,771	393,644
2.635% 7/1/35 (e)	103,427	107,643
2.654% 2/1/36 (e)	8,586	9,051
2.715% 10/1/36 (e)	122,463	128,006
2.785% 1/1/35 (e)	266,390	279,345
2.942% 3/1/33 (e)	3,187	3,366
3.021% 7/1/35 (e)	89,043	94,321
3.055% 5/1/37 (e)	27,844	29,221
3.281% 10/1/35 (e)	16,483	17,570
3.801% 4/1/40 (e)	569,012	597,943
3.926% 5/1/40 (e)	503,086	530,447
4.105% 12/1/39 (e)	308,853	327,142
5% 9/1/35	8,399	8,971
5.5% 11/1/18 to 11/1/21	4,587,348	4,982,682
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.847% 6/1/37 (e)	$ 11,705	$ 12,393
6.147% 7/1/36 (e)	39,750	41,567
6.316% 8/1/37 (e)	55,083	58,715
6.473% 2/1/37 (e)	24,012	24,908
6.5% 12/1/21	181,404	198,943
7.22% 4/1/37 (e)	1,674	1,784
7.5% 11/1/12	20,332	21,121
9% 10/1/16 to 12/1/18	25,555	28,525
9.5% 2/1/17 to 12/1/22	32,574	37,478
10% 6/1/18 to 6/1/20	5,095	6,114
10.5% 9/1/20	112	135
11.5% 10/1/15	2,247	2,490
12% 10/1/13 to 11/1/19	6,135	6,798
12.25% 11/1/14	4,270	4,668
12.5% 1/1/13 to 6/1/19	21,851	24,610
		10,116,815
Ginnie Mae - 0.1%
4% 9/15/25	212,164	224,458
8% 12/15/23	107,378	122,985
8.5% 1/15/17 to 3/15/17	22,561	25,113
10.5% 1/15/16 to 1/15/18	21,489	24,995
11% 10/20/13	701	758
		398,309
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,879,884)		22,389,830
Collateralized Mortgage Obligations - 6.1%

U.S. Government Agency - 6.1%
Fannie Mae:
floater Series 1994-42 Class FK, 2.91% 4/25/24 (e)	746,020	769,501
sequential payer Series 2009-14 Class EB, 4.5% 3/25/24	690,000	753,029
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	2,010,686	391,838
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.174% 8/25/31 (e)	177,815	180,940
Series 2002-49 Class FB, 0.797% 11/18/31 (e)	242,271	243,384
Series 2002-60 Class FV, 1.194% 4/25/32 (e)	52,989	54,094
Series 2002-74 Class FV, 0.644% 11/25/32 (e)	1,103,694	1,109,522
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2002-75 Class FA, 1.194% 11/25/32 (e)	$ 108,547	$ 110,810
Series 2008-76 Class EF, 0.694% 9/25/23 (e)	504,978	505,534
Series 2010-86 Class FE, 0.644% 8/25/25 (e)	738,361	739,735
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	273,345	297,071
Series 2002-9 Class PC, 6% 3/25/17	398,325	433,504
Series 2005-52 Class PB, 6.5% 12/25/34	217,297	234,196
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	62,077	67,329
Series 2002-57 Class BD, 5.5% 9/25/17	64,080	70,127
Series 2004-95 Class AN, 5.5% 1/25/25	225,753	243,042
Series 2005-47 Class HK, 4.5% 6/25/20	680,000	741,441
Series 2008-27 Class KB, 4.5% 4/25/23	390,000	427,333
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,115,908	213,115
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.198% 3/15/32 (e)	241,282	246,115
Series 2526 Class FC, 0.598% 11/15/32 (e)	161,332	161,797
Series 2530 Class FE, 0.798% 2/15/32 (e)	132,147	133,314
Series 2630 Class FL, 0.698% 6/15/18 (e)	21,130	21,371
Series 3346 Class FA, 0.428% 2/15/19 (e)	2,380,867	2,383,284
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	64,791	70,179
Series 2363 Class PF, 6% 9/15/16	80,939	87,672
Series 2376 Class JE, 5.5% 11/15/16	69,829	75,579
Series 2381 Class OG, 5.5% 11/15/16	45,620	49,008
Series 2425 Class JH, 6% 3/15/17	85,927	93,950
Series 2628 Class OE, 4.5% 6/15/18	335,000	362,364
Series 2695 Class DG, 4% 10/15/18	805,000	857,917
Series 3147 Class PF, 0.498% 4/15/36 (e)	1,073,037	1,067,695
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	624,346	690,301
Series 2570 Class CU, 4.5% 7/15/17	18,005	18,508
Series 2645, Class BY, 4.5% 7/15/18	420,000	459,258
Series 2572 Class HK, 4% 2/15/17	10,757	10,741
Series 2668 Class AZ, 4% 9/15/18	760,589	797,582
Series 2672 Class HA, 4% 9/15/16	155,914	158,664
Series 2729 Class GB, 5% 1/15/19	376,932	406,621
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17	$ 4,235	$ 4,229
Series 2930 Class KT, 4.5% 2/15/20	590,000	644,892
Series 3013 Class VJ, 5% 1/15/14	475,490	499,516
Series 3578, Class B, 4.5% 9/15/24	700,000	757,692
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H17 Class FA, 0.5258% 7/20/60 (e)(g)	1,242,659	1,231,351
Series 2010-H18 Class AF, 0.56% 9/20/60 (e)(g)	1,284,837	1,269,419
Series 2010-H19 Class FG, 0.4958% 8/20/60 (e)(g)	1,624,618	1,603,335
Series 2011-H03 Class FA, 0.6958% 1/20/61 (e)(g)	1,484,760	1,481,048
Series 2011-H05 Class FA, 0.6958% 12/20/60 (e)(g)	708,833	707,061
Series 2011-H07 Class FA, 0.6958% 2/20/61 (e)(g)	1,498,740	1,498,980
Series 2011-H12 Class FA, 0.6824% 2/20/61 (e)(g)	1,670,000	1,670,000
Series 2011-H13 Class FA, 0.7482% 4/20/61 (e)(g)	725,000	725,000
Series 2004-79 Class FA, 0.4958% 1/20/31 (e)	276,640	276,810
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,797,648)		28,106,798
Cash Equivalents - 10.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (a)	$ 32,755,127	$ 32,755,000
(Collateralized by U.S. Government Obligations) #	17,088,069	17,088,000
TOTAL CASH EQUIVALENTS (Cost $49,843,000)		49,843,000
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $486,285,987)		492,274,408
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(31,409,269)
NET ASSETS - 100%		$ 460,865,139
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
141 CBOT 2 Year U.S. Treasury Notes Contracts	Oct. 2011	$ 30,905,438	$ 34,883
The face value of futures purchased as a percentage of net assets is 6.7%
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $45,590,840 or 9.9% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $156,744.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,088,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 513,268
HSBC Securities (USA), Inc.	3,079,606
Merrill Lynch, Pierce, Fenner & Smith, Inc.	810,743
Mizuho Securities USA, Inc.	9,238,819
Societe Generale	975,720
Wells Fargo Securities LLC	2,469,844
$ 17,088,000
$32,755,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 21,335,322
Societe Generale	11,419,678
$ 32,755,000
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 391,934,780	$ -	$ 390,360,805	$ 1,573,975
U.S. Government Agency - Mortgage Securities	22,389,830	-	22,389,830	-
Collateralized Mortgage Obligations	28,106,798	-	28,106,798	-
Cash Equivalents	49,843,000	-	49,843,000	-
Total Investments in Securities:	$ 492,274,408	$ -	$ 490,700,433	$ 1,573,975
Derivative Instruments:
Assets
Futures Contracts	$ 34,883	$ 34,883	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(272)
Total Unrealized Gain (Loss)	1
Cost of Purchases	1,720,000
Proceeds of Sales	(145,754)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,573,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 1

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 34,883	$ -
Total Value of Derivatives	$ 34,883	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,212,480 and repurchase agreements of $49,843,000) - See accompanying schedule: Unaffiliated issuers (cost $486,285,987)		$ 492,274,408
Cash		8,173
Receivable for investments sold		521,292
Receivable for fund shares sold		401,046
Interest receivable		1,091,026
Receivable for daily variation on futures contracts		10,969
Total assets		494,306,914

Liabilities
Payable for fund shares redeemed	$ 499,451
Distributions payable	13,782
Accrued management fee	172,997
Other affiliated payables	295
Other payables and accrued expenses	250
Collateral on securities loaned, at value	32,755,000
Total liabilities		33,441,775

Net Assets		$ 460,865,139
Net Assets consist of:
Paid in capital		$ 451,222,094
Undistributed net investment income		297,573
Accumulated undistributed net realized gain (loss) on investments		3,322,168
Net unrealized appreciation (depreciation) on investments		6,023,304
Net Assets, for 45,276,566 shares outstanding		$ 460,865,139
Net Asset Value, offering price and redemption price per share ($460,865,139 ÷ 45,276,566 shares)		$ 10.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Interest		$ 3,655,319

Expenses
Management fee	$ 1,067,460
Independent trustees' compensation	918
Miscellaneous	867
Total expenses before reductions	1,069,245
Expense reductions	(4)	1,069,241
Net investment income (loss)		2,586,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,270,835
Futures contracts	163,786
Total net realized gain (loss)		3,434,621
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,679,852)
Futures contracts	32,091
Delayed delivery commitments	(323,019)
Total change in net unrealized appreciation (depreciation)		(2,970,780)
Net gain (loss)		463,841
Net increase (decrease) in net assets resulting from operations		$ 3,049,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,586,078	$ 6,932,060
Net realized gain (loss)	3,434,621	9,039,432
Change in net unrealized appreciation (depreciation)	(2,970,780)	(2,142,743)
Net increase (decrease) in net assets resulting from operations	3,049,919	13,828,749
Distributions to shareholders from net investment income	(2,381,322)	(6,734,782)
Distributions to shareholders from net realized gain	(7,627,821)	(7,287,858)
Total distributions	(10,009,143)	(14,022,640)
Share transactions Proceeds from sales of shares	58,389,820	174,488,170
Reinvestment of distributions	9,695,440	13,678,619
Cost of shares redeemed	(112,109,542)	(214,958,081)
Net increase (decrease) in net assets resulting from share transactions	(44,024,282)	(26,791,292)
Total increase (decrease) in net assets	(50,983,506)	(26,985,183)

Net Assets
Beginning of period	511,848,645	538,833,828
End of period (including undistributed net investment income of $297,573 and undistributed net investment income of $92,817, respectively)	$ 460,865,139	$ 511,848,645
Other Information Shares
Sold	5,784,266	17,098,652
Issued in reinvestment of distributions	961,354	1,346,869
Redeemed	(11,100,815)	(21,079,922)
Net increase (decrease)	(4,355,195)	(2,634,401)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 10.31	$ 10.04	$ 9.73	$ 9.55	$ 9.52
Income from Investment Operations
Net investment income (loss) D	.055	.135	.199	.316	.411	.382
Net realized and unrealized gain (loss)	.023	.136	.274	.326	.196	.012
Total from investment operations	.078	.271	.473	.642	.607	.394
Distributions from net investment income	(.051)	(.131)	(.203)	(.332)	(.427)	(.364)
Distributions from net realized gain	(.157)	(.140)	-	-	-	-
Total distributions	(.208)	(.271)	(.203)	(.332)	(.427)	(.364)
Net asset value, end of period	$ 10.18	$ 10.31	$ 10.31	$ 10.04	$ 9.73	$ 9.55
Total Return B, C	.78%	2.70%	4.76%	6.72%	6.54%	4.24%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.44%	.44%	.44%
Net investment income (loss)	1.09% A	1.33%	1.96%	3.22%	4.31%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 460,865	$ 511,849	$ 538,834	$ 612,529	$ 366,581	$ 343,125
Portfolio turnover rate	380% A	221%	347%	238%	257%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,213,052
Gross unrealized depreciation	(191,710)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,021,342

Tax cost	$ 486,253,066

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board (FASB) issued an update to Topic 860 - Transfers and Servicing. The update clarifies the assessment of effective control by removing the collateral provision requirement that the seller maintains at all times collateral sufficient to fund substantially all of the cost of purchasing replacement financial assets from others. This may result in a change in accounting treatment from purchases and sales to secured borrowings for certain mortgage dollar roll transactions, and therefore separate accounting of the income and expenses associated with the secured borrowings. This change would have no effect on the net assets or total return of the Fund. The update is effective for transactions entered into on or after December 15, 2011. Management is currently evaluating the potential impact of the update on the accounting for mortgage dollar roll transactions entered into by the Fund. Also in May 2011, the FASB issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $163,786 and a change in net unrealized appreciation (depreciation) of $32,091 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,233.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ISIG-USAN-0711
1.786814.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 22, 2011